Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial instruments
Financial Assets	£ 690,338	£ 692,673
Assets	690,338	692,673
Assets of disposal groups	992	902
Cash and balances at central banks
Financial instruments
Financial Assets	115,833	104,262
Trading assets
Financial instruments
Financial Assets	45,974	45,551
Derivatives
Financial instruments
Financial Assets	67,514	78,904
Net hedging derivative assets	103	114
Settlement balances
Financial instruments
Financial Assets	6,260	7,231
Loans to banks - amortised cost
Financial instruments
Financial Assets	5,974	6,914
Items in course of collection from other banks	281	255
Loans to customers - amortised cost
Financial instruments
Financial Assets	379,331	381,433
Finance lease receivable	8,974	8,731
Other financial assets
Financial instruments
Financial Assets	52,604	51,102
Intangible assets other than goodwill
Financial instruments
Financial Assets	7,590	7,614
Other assets
Financial instruments
Financial Assets	8,266	8,760
Assets of Disposal Groups [Member]
Financial instruments
Financial Assets	992	902
FVTPL | Level 3
Financial instruments
Assets of disposal groups	972	841
MVFTPL
Financial instruments
Financial Assets	114,204	125,158
MVFTPL | Trading assets
Financial instruments
Financial Assets	45,974	45,551
MVFTPL | Derivatives
Financial instruments
Financial Assets	67,514	78,904
MVFTPL | Other financial assets
Financial instruments
Financial Assets	716	703
DFV
Financial instruments
Financial Assets	5	5
DFV | Other financial assets
Financial instruments
Financial Assets	5	5
FVOCI
Financial instruments
Financial Assets	27,954	28,699
FVOCI | Other financial assets
Financial instruments
Financial Assets	27,954	28,699
Amortised cost
Financial instruments
Financial Assets	531,327	521,535
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	115,833	104,262
Amortised cost | Settlement balances
Financial instruments
Financial Assets	6,260	7,231
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	5,974	6,914
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	379,331	381,433
Amortised cost | Other financial assets
Financial instruments
Financial Assets	23,929	21,695
Other assets
Financial instruments
Financial Assets	16,848	17,276
Other assets | Intangible assets other than goodwill
Financial instruments
Financial Assets	7,590	7,614
Other assets | Other assets
Financial instruments
Financial Assets	8,266	8,760
Other assets | Assets of Disposal Groups [Member]
Financial instruments
Financial Assets	£ 992	£ 902